11. SEGMENT INFORMATION	6 Months Ended
Jun. 30, 2012
Notes to Financial Statements
Note 11. SEGMENT INFORMATION

The Company operates in one business segment being the exploration of mineral property interests.

Geographic information is as follows:

	June 30,	December 31,
	2012	2011
Identifiable assets
USA	$54,987,972	$52,424,129
Canada	9,471,347	18,345,690
Australia	1,940,464	1,993,279
Mongolia	913,787	1,781,099
Other	19,309	45,613
	$67,332,879	$74,589,810